LOANS FROM FINANCIAL INSTITUTIONS (Details Narrative) - USD ($)									12 Months Ended
	Jun. 30, 2025	May 30, 2025	Mar. 28, 2025	Feb. 28, 2025	Dec. 02, 2024	Sep. 04, 2024	Apr. 30, 2024	Jan. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total payback amount									$ 398,905
Monthly payments									2,077,290	89,298
Accrued interest expense									42,924
Principal amount									2,000,000
Letters of credit outstanding
Setup fees percentage									2.00%
Letters of credit outstanding									$ 920,041
Jan 29, 2024 loan [member]
IfrsStatementLineItems [Line Items]
Total payback amount									258,440
Monthly payments
April 30, 2024 loan [member]
IfrsStatementLineItems [Line Items]
Total payback amount									133,599
Monthly payments									30,920
September 4, 2024 loan [member]
IfrsStatementLineItems [Line Items]
Monthly payments									200,000
Accrued interest expense									38,432
December 2, 2024 ballon loan [member]
IfrsStatementLineItems [Line Items]
Monthly payments									100,000
Accrued interest expense									4,492
December 2, 2024 monthly loan [member]
IfrsStatementLineItems [Line Items]
Total payback amount									6,866
Monthly payments									46,247
Securities purchase agreement [Member] | Jan 29, 2024 loan [member]
IfrsStatementLineItems [Line Items]
Principal amount								$ 230,750
Maturity date								November 15, 2024
Principal amount								$ 195,000
Interest percentage								5.48%
Monthly payments								$ 25,844
Total payback amount								$ 258,440
Securities purchase agreement [Member] | April 30, 2024 loan [member]
IfrsStatementLineItems [Line Items]
Principal amount							$ 150,150
Maturity date							February 28, 2025
Interest percentage							5.79%
Monthly payments							$ 16,817
Total payback amount							$ 168,169
Monthly payments									30,920
Securities purchase agreement [Member] | September 4, 2024 loan [member]
IfrsStatementLineItems [Line Items]
Principal amount						$ 200,000
Maturity date						June 28, 2025
Interest percentage						4.49%
Total payback amount						$ 270,065
Monthly payments									238,432
Securities purchase agreement [Member] | September 4, 2024 loan [member] | Nonadjusting Events After Reporting Period Axis [Member]
IfrsStatementLineItems [Line Items]
Monthly payments				$ 175,542
Securities purchase agreement [Member] | September 4, 2024 loan [member] | Non adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Monthly payments			$ 23,630.78
Securities purchase agreement [Member] | December 2, 2024 ballon loan [member]
IfrsStatementLineItems [Line Items]
Principal amount					$ 100,000
Maturity date					September 30, 2025
Interest percentage					4.49%
Total payback amount					$ 135,033
Monthly payments									104,492
Accrued interest expense									4,492
Securities purchase agreement [Member] | December 2, 2024 ballon loan [member] | Nonadjusting Events After Reporting Period Axis [Member]
IfrsStatementLineItems [Line Items]
Monthly payments		$ 87,771.42
Securities purchase agreement [Member] | December 2, 2024 ballon loan [member] | Non adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Monthly payments	$ 11,815.39
Securities purchase agreement [Member] | December 2, 2024 monthly loan [member]
IfrsStatementLineItems [Line Items]
Principal amount					$ 50,000
Maturity date					September 30, 2025
Interest percentage					6.22%
Monthly payments					$ 6,865.60
Total payback amount					$ 68,656.00
Monthly payments									46,246
Accrued interest expense									3,112
September 4, 2024 loan [member]
IfrsStatementLineItems [Line Items]
Accrued interest expense									$ 38,432